INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [Abstract]
INTANGIBLE ASSETS [Text Block]

6. INTANGIBLE ASSETS

On July 23, 2024, the Company entered into an agreement to purchase the intellectual property relating to four US patent applications for $275,782. As at December 31, 2024, the Company recognized an impairment of $275,782 due to the uncertainty of future cash flows.